Premises and Equipment [Text Block]	12 Months Ended
Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Premises and Equipment [Text Block]
5.	PREMISES AND EQUIPMENT
Premises and equipment at March 31, 2019 and 2020 consisted of the following:

	2019	2020
	(in millions)
Land	¥362,742	¥380,477
Buildings	829,606	782,367
Equipment and furniture	648,598	623,676
Leasehold improvements	305,281	310,957
Construction in progress	34,002	35,594

Total	2,180,229	2,133,071
Less accumulated depreciation	1,206,629	1,203,542

Premises and equipment-net	¥973,600	¥929,529

For the fiscal years ended March 31, 2018, 2019 and 2020, the MUFG Group recognized ¥39,358 million, ¥31,345 million and ¥16,575 million, respectively, of impairment losses for long-lived assets, primarily real estate which was either formerly used for its banking operations and is no longer used or real estate that is being used where recovery of the carrying amount is doubtful. In addition, ¥213 million, ¥411 million and ¥194 million of impairment losses were recognized for real estate held for sale for the fiscal years ended March 31, 2018, 2019 and 2020, respectively. These losses are included in Other non-interest
expenses. In computing the amount of impairment losses, fair value was determined primarily based on market prices, if available, or the estimated price based on an appraisal.
Impairment losses for the fiscal year ended March 31, 2018 included ¥34,016 million of losses o
n
long-lived assets used for MUFG Bank’s operations. In relation to a restructuring of operating divisions of MUFG Bank, which is a transformation of Corporate Banking Business Group and Retail Banking Business Group into Retail & Commercial Banking Business Group and Japanese Corporate & Investment Banking Business Group, based on an MUFG
Re-Imagining
Strategy published on May 15, 2017, and the new medium-term business plan, MUFG Bank reevaluated the profitability of some of its domestic operating assets. As a result of the reevaluation, it was determined that carrying amounts of these operating assets were unlikely to be recovered, and the impairment losses were recorded.
Impairment losses for the fiscal year ended March 31, 2019 included ¥21,096 million losses on long-lived assets, including land, buildings, and equipment and furniture, which were held by certain consumer finance subsidiary. See Note 6 for the details of these impairments.